21. LEASING TRANSACTIONS (Details 3) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Nominal [Member]
Disclosure of fair value measurement of assets [line items]
Consideration for the leasing	R$ 704
Potential PIS/Pasep and Cofins (9.25%)	56
Adjusted To Present Value [Member]
Disclosure of fair value measurement of assets [line items]
Consideration for the leasing	288
Potential PIS/Pasep and Cofins (9.25%)	R$ 18